Separate Accounts (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Indexed With Guarantees [Member]
Transfers to separate accounts
Transfers from separate accounts
Valuation adjustment
Net transfers to separate accounts
Non-Guaranteed [Member]
Transfers to separate accounts	1,170,261	990,809
Transfers from separate accounts	(1,141,308)	(952,622)
Valuation adjustment	2,955	2,131
Net transfers to separate accounts	$ 31,908	$ 40,318